Trade and Other Receivables - Summary of Ageing of Group's Trade Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [line items]
Net trade receivables	£ 917	£ 877
Cost [member] | In less than one year [member]
Trade and other receivables [line items]
Trade receivables	766	687
Cost [member] | Up to three months past due date [member]
Trade and other receivables [line items]
Trade receivables	58	73
Cost [member] | Three to six months past due date [member]
Trade and other receivables [line items]
Trade receivables	20	12
Cost [member] | Six to nine months past due date [member]
Trade and other receivables [line items]
Trade receivables	13	30
Cost [member] | Nine to 12 months past due date [member]
Trade and other receivables [line items]
Trade receivables	5	18
Cost [member] | More than 12 months past due date [member]
Trade and other receivables [line items]
Trade receivables	£ 55	£ 57